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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03165

                   Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                      ANNUALIZED
PRINCIPAL                                                               YIELD
AMOUNT IN                                                             ON DATE OF          MATURITY
THOUSANDS                          DESCRIPTION                         PURCHASE            DATES               VALUE
---------   ------------------------------------------------------   ------------   --------------------   ------------
            U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (47.1%)
 $ 22,200   Federal Farm Credit Banks                                   5.21%             05/25/07         $ 22,026,720
  229,630   Federal Home Loan Banks                                  5.00 - 5.21     04/02/07 - 07/06/07    228,984,653
   10,000   Freddie Mac                                                  5.23             07/30/07            9,828,583
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES
               (Cost $260,839,956)                                                                          260,839,956
                                                                                                           ------------
            U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (33.2%)
  149,000   Federal Farm Credit Banks                                5.17 - 5.22+   04/02/07 - 04/28/07*    148,999,089
   35,000   Federal Home Loan Banks                                  5.17 - 5.20+   04/14/07 - 06/08/07*     34,989,585
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES
               (Cost $183,988,674)                                                                          183,988,674
                                                                                                           ------------
            REPURCHASE AGREEMENTS (22.1%)
   22,450   Barclays Capital Inc.
               (dated 03/30/07; proceeds $22,460,065) (a)                5.38             04/02/07           22,450,000
   20,000   Barclays Capital Inc.
               (dated 03/07/07; proceeds $20,084,744) (b)                5.26             04/05/07           20,000,000
   15,000   Barclays Capital Inc.
               (dated 03/09/07; proceeds $15,067,942) (c)                5.26             04/09/07           15,000,000
   35,000   Goldman Sachs & Co.
               (dated 03/26/07; proceeds $35,035,865) (d)                5.27             04/02/07           35,000,000
   30,000   Goldman Sachs & Co.
               (dated 03/28/07; proceeds $30,030,858) (e)                5.29             04/04/07           30,000,000
                                                                                                           ------------
            TOTAL REPURCHASE AGREEMENTS (Cost $122,450,000)                                                 122,450,000
                                                                                                           ------------
            TOTAL INVESTMENTS (Cost $567,278,630) (f)                                      102.4%           567,278,630
            LIABILITIES IN EXCESS OF OTHER ASSETS                                           (2.4)           (13,039,969)
                                                                                           -----           ------------
            NET ASSETS                                                                     100.0%          $554,238,661
                                                                                           =====           ============

----------
+    Rate shown is the rate in effect at March 31, 2007.

*    Dates of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. due 03/01/37 valued at $22,899,000.

(b) Collateralized by Federal National Mortgage Assoc. 6.00% due 03/01/37 valued at $20,400,000.

(c) Collateralized by Federal National Mortgage Assoc. 6.00% due 03/01/37 valued at $15,300,000.

(d) Collateralized by Federal National Mortgage Assoc. and Freddie Mac 4.50% - 6.00% due 01/01/10 - 01/01/28 valued at $35,700,000.

(e) Collateralized by Federal National Mortgage Assoc. 4.00% - 8.50% due 01/01/09 - 03/01/37 valued at $23,021,275 and Freddie Mac 4.00% - 7.00% due
     08/01/08 - 03/01/37 valued at $7,578,726.

(f)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


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